Offerings - Offering: 1	Jun. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	700,000
Proposed Maximum Offering Price per Unit	9.57
Maximum Aggregate Offering Price	$ 6,699,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 925.13
Offering Note	Lakeland Industries, Inc., a Delaware corporation (the "Registrant"), is filing this Registration Statement on Form S-8 (this "Registration Statement") to register the issuance of an aggregate of 700,000 shares of common stock, par value $0.01 per share (the "Shares"), of the Registrant, which are issuable pursuant to the Lakeland Industries, Inc. 2026 Equity Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such indeterminate number of additional securities as may become issuable under the Plan as the result of any future stock splits, stock dividends or similar adjustment of the registrant's common stock. The Maximum Aggregate Offering Price presented herein is estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act. The price per share and aggregate offering price are based upon the average of the high and low prices of the Shares as of a date (June 9, 2026) within five business days prior to the filing of this Registration Statement, as reported on the NASDAQ Stock Market.